Equity Accounted Investments - Bahrain LNG Joint Venture - Additional Information (Detail)		12 Months Ended
	Dec. 02, 2015 vessel ft³	Dec. 31, 2016 USD ($) vessel ft³	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of vessels		35,000
Investment in and advances to equity accounted joint ventures | $		$ 1,037,726,000	$ 883,731,000
Maximum
Schedule of Equity Method Investments [Line Items]
Interest bearing percentage		2.80%
Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels		15,000
Newbuildings | Liquefied Natural Gas
Schedule of Equity Method Investments [Line Items]
Number of vessels		9
Newbuildings | Daewoo Shipbuilding & Marine Engineering Co. Ltd. | Liquefied Natural Gas
Schedule of Equity Method Investments [Line Items]
Number of vessels	9
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Partnership owns percentage in joint venture	30.00%
Advances to equity accounted joint ventures | $		$ 62,900,000	0
Accrued investment income receivable | $		$ 100,000	$ 0
Bahrain LNG Joint Venture | Daewoo Shipbuilding & Marine Engineering Co. Ltd. | Modified Vessel
Schedule of Equity Method Investments [Line Items]
Length of charter contract	20 years
Bahrain LNG Joint Venture | LNG Receiving and Regasification Terminal
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day (in cubic feet) | ft³		800,000,000
Length of charter contract	20 years	20 years
Bahrain LNG Joint Venture | LNG Receiving and Regasification Terminal | Maximum
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day (in cubic feet) | ft³	800,000,000
Bahrain LNG Joint Venture | Nogaholding
Schedule of Equity Method Investments [Line Items]
Partnership owns percentage in joint venture	30.00%
Bahrain LNG Joint Venture | Gic
Schedule of Equity Method Investments [Line Items]
Partnership owns percentage in joint venture	24.00%
Bahrain LNG Joint Venture | Samsung
Schedule of Equity Method Investments [Line Items]
Partnership owns percentage in joint venture	16.00%
LIBOR | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Interest bearing percentage		1.25%